Share Capital (Details Narrative)				12 Months Ended
	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 21, 2018 CAD ($) $ / shares shares	Mar. 20, 2018	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Mar. 21, 2018 $ / shares
Price per share				$ 0.43
Warrants to purchase common stock, description				Each unit consists of one common share and one common share purchase warrant.
Warrant exercise price				$ 0.38
Expected dividend as percentage, warrants and compensation options	0.00%	0.00%
Risk free interest rate, warrants and compensation options	1.86%	1.86%
Expected volatility, warrants and compensation options	94.77%	94.77%
Estimated life, warrants and compensation options	2 years	2 years
Fair value of issued warrants | $	$ 2,286,426
Fair value of issued compensation options | $	$ 479,204
Convertible debentures converted value | $				$ 369,545
Converted units | shares				1,235,000
Expected dividend as percentage, warrants	0.00%	0.00%
Risk free interest rate, warrants	1.32%	1.32%
Expected volatility, warrants	76.55%	76.55%
Warrant expected life	2 years	2 years
Shares issued to settle payables | $				$ 30,268
Shares issued to settle payables, shares | shares				13,011
Broker [Member]
Warrant exercise price	$ 0.425
Cash commission | $	$ 639,813
Commission percentage	6.00%
Issuance of compensation options, shares | shares	1,505,442	1,505,442
Option exercise price	$ 0.425
Canada Dollars [member]
Price per share					$ 0.56
Warrant exercise price					$ 0.50
Canada Dollars [member] | Broker [Member]
Warrant exercise price						$ 0.55
Option exercise price						0.55
Common Stock [Member] | Public Offering [Member]
Number of shares issued | shares	25,090,700
Price per share	$ 0.425
Proceeds from public offering | $	$ 10,663,548
Warrants to purchase common stock, description	Each unit consists of one common share and one half common share purchase warrant	Each unit consists of one common share and one half common share purchase warrant
Share issue related cost | $	$ 492,177
Number of units acquired, shares | shares	281,000	281,000
Price per unit of units acquired	$ 0.425
Proceeds from acquisition | $	$ 119,425
Common Stock [Member] | Public Offering [Member] | Canada Dollars [member]
Price per share						0.55
Proceeds from public offering | $		$ 13,799,885
Price per unit of units acquired		$ 0.55
Proceeds from acquisition | $		$ 154,550
Warrants [Member]
Warrant exercise price	$ 0.58
Warrant expiration date			Mar. 21, 2020
Warrants [Member] | Canada Dollars [member]
Warrant exercise price						$ 0.75